Details to the consolidated statements of cash flows (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of details to the consolidated statements of cash flows [abstract]
Adjustments for non-cash items from continuing operations
(USD millions)	2020	2019	2018

Depreciation, amortization and impairments on:

Property, plant and equipment	1 758	1 547	1 783

Right-of-use assets [1]	330	305

Intangible assets	4 376	3 974	3 428

Financial assets [2]	– 335	– 38	6

Change in provisions and other non-current liabilities	1 411	1 871	895

Gains on disposal and other adjustments on property, plant and equipment; intangible assets; financial assets; and other non-current assets, net	– 478	– 1 234	– 902

Equity-settled compensation expense	738	758	673

Income from associated companies [3]	– 673	– 659	– 6 438

Taxes	1 807	1 793	1 295

Net financial expense	947	805	746

Total	9 881	9 122	1 486

[1] Depreciation of right-of-use assets recognized from January 1, 2019, the date of implementation of IFRS 16 Leases. See Note 1.
[2] Includes fair value adjustments
[3] 2018 included a reversal of a pre-tax gain (USD 5.8 billion) recognized from the divestment of the investment in GSK Consumer Healthcare Holdings Ltd. (see Note 2). The net cash proceed of USD 13.0 billion from the divestment was included in the consolidated statements of cash flows in the line "Acquisitions and divestments of interests in associated companies, net."

Cash flows from changes in working capital and other operating items included in operating cash flow from continuing operations
(USD millions)	2020	2019	2018

(Increase) in inventories	– 543	– 382	– 387

Decrease/(increase) in trade receivables	137	– 980	– 544

(Decrease)/increase in trade payables	– 324	553	252

Change in other current assets	229	– 160	316

Change in other current liabilities	211	1 167	941

Other adjustments, net	– 1	1	– 2

Total	– 291	199	576

Cash flows arising from acquisitions and divestments of businesses
(USD millions)	Note	2020	2019	2018

Net assets recognized as a result of acquisitions of businesses	24	– 10 173	– 4 124	– 13 660

Fair value of previously held equity interests		7	33

Contingent consideration payables, net		98	242	– 5

Payments, deferred consideration and other adjustments, net		62	– 2	– 36

Cash flows used for acquisitions of businesses		– 10 006	– 3 851	– 13 701

Cash flows from divestments of businesses, net [1]		49	91	18

Cash flows used for acquisitions and divestments of businesses, net		– 9 957	– 3 760	– 13 683

[1] In 2020, USD 49 million represented the net cash inflows from divestments in previous years.

In 2019, the USD 91 million included USD 4 million of net cash outflows from divestments in previous years, and USD 95 million net cash inflows from business divestments in 2019. The net identifiable assets of the 2019 divested businesses amounted to USD 196 million, comprised of non-current assets of USD 159 million; current assets of USD 96 million, including USD 11 million cash and cash equivalents; non-current liabilities of USD 18 million; and current liabilities of USD 41 million.

In 2018, USD 18 million represented the net cash inflows from divestments in previous years.

Reconciliation of liabilities arising from financing activities
(USD millions)	Non-current financial debts	Current financial debts and derivative financial instruments	Non-current lease liabilities	Current lease liabilities

January 1, 2020	20 353	7 031	1 703	246

Increase in non-current financial debts	7 126

Repayments of non-current financial debts		– 2 003

Change in current financial debts		2 261

Payments of lease liabilities, net				– 312

Interest payments for amounts included in lease liabilities classified as cash flows from operating activities				– 56

New leases			221	73

Impact of acquisitions of businesses		32	36	8

Changes in fair values, and other changes, net	– 1		– 30	65

Amortization of bonds discount	16	5

Currency translation effects	832	392	39	12

Reclassification from non-current to current, net	– 2 067	2 067	– 250	250

December 31, 2020	26 259	9 785	1 719	286

(USD millions)	Non-current financial debts	Current financial debts and derivative financial instruments	Non-current lease liabilities	Current lease liabilities

January 1, 2019	22 470	9 678

Impact of adoption of IFRS 16 Leases continuing operations [1]	– 2	– 1	1 471	268

Impact of adoption of IFRS 16 Leases discontinued operations [2]	– 89		246	40

Financial debts and lease liabilities related to discontinued operations [3]		– 47	– 246	– 40

Increase in non-current financial debts	93

Repayments of non-current financial debts		– 3 195

Change in current financial debts		– 1 582

Payments of lease liabilities, net				– 273

Interest payments for amounts included in lease liabilities classified as cash flows from operating activities				– 51

New leases			362	131

Impact of acquisitions and divestments of businesses		2	– 11	– 6

Changes in fair values, and other changes, net		129	33	20

Amortization of bonds discount	25

Currency translation effects	– 141	44	4	1

Reclassification from non-current to current, net	– 2 003	2 003	– 156	156

December 31, 2019	20 353	7 031	1 703	246

[1] Lease liabilities recognized on January 1, 2019, the date of implementation of IFRS 16 Leases. See Note 1.
[2] In 2018, financial debts included USD 89 million for previously reported finance lease obligations of the Alcon business that were reclassified on January 1, 2019, to lease liabilities, with the adoption of IFRS 16 Leases. Note 30 provides additional disclosures.

[3] Represents the financial debts and lease liabilities at January 1, 2019, related to the Alcon business reported as discontinued operations. See Notes 1, 2 and 30.
(USD millions)	Non-current financial debts	Current financial debts and derivative financial instruments

January 1, 2018	23 224	5 308

Increase in non-current financial debts [1]	2 856

Repayments of non-current financial debts [2]		– 366

Change in current financial debts [3]		1 681

Impact of acquisitions of businesses	10	4

Changes in fair values, and other changes	5	– 48

Amortization of bonds discount	27	2

Currency translation effects	– 462	– 93

Current portion of non-current financial debt	– 3 190	3 190

December 31, 2018	22 470	9 678

[1] Increase in non-current financial debts was only recorded in the consolidated statements of cash flows from continuing operations.
[2] Repayment of non-current financial debts was only recorded in the consolidated statements of cash flows from continuing operations.
[3] Changes in current financial debts included in the consolidated statements of cash flows from continuing operations were USD 1 687 million.